Loans, Impaired Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Receivable from the Federal Deposit Insurance Corporation	$ 77	$ 106
R-G Premier Bank [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of guarantees net loan losses	80.00%
R-G Premier Bank [member] | Loans Acquired Under Guarantee [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of loans	$ 1,300	$ 1,400